Exhibit 99.2

Ford Credit Auto Lease Trust 2013-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of June 30, 2013

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of June 30, 2013, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of June 30, 2013, leases with a total base residual value of $1,277,062.40 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in July 2013. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of June 30, 2013
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2013-	June	$1,045,994,588.41
	July	$1,032,286,697.02	$17,632,664.65	4.97%	$1,277,062.40	0.16%
	August	$1,014,415,958.97	$17,500,103.25	4.94%	$5,510,506.45	0.70%
	September	$995,287,644.45	$17,345,423.84	4.89%	$6,833,694.66	0.87%
	October	$979,933,805.12	$17,261,056.21	4.87%	$3,047,961.93	0.39%
	November	$965,091,872.18	$17,190,485.62	4.85%	$2,529,885.30	0.32%
	December	$950,160,307.88	$17,118,410.23	4.83%	$2,617,643.10	0.33%
2014-	January	$923,161,131.91	$16,829,923.92	4.75%	$14,899,282.22	1.89%
	February	$887,714,108.67	$16,370,086.84	4.62%	$23,672,587.48	3.00%
	March	$849,116,868.27	$15,841,576.27	4.47%	$27,174,992.71	3.45%
	April	$818,748,207.41	$15,443,884.98	4.36%	$19,152,200.10	2.43%
	May	$787,252,553.22	$15,019,894.67	4.24%	$20,551,978.46	2.61%
	June	$752,874,575.36	$14,514,671.89	4.09%	$23,782,746.10	3.02%
	July	$718,141,611.60	$14,004,968.24	3.95%	$24,476,308.30	3.10%
	August	$677,702,457.56	$13,352,478.13	3.77%	$30,662,092.51	3.89%
	September	$639,739,623.99	$12,739,854.78	3.59%	$28,597,186.23	3.63%
	October	$606,180,121.36	$12,215,755.47	3.45%	$24,528,824.25	3.11%
	November	$570,249,906.55	$11,647,837.08	3.29%	$27,300,265.33	3.46%
	December	$539,103,582.28	$11,174,951.68	3.15%	$22,810,407.40	2.89%
2015-	January	$514,028,794.12	$10,748,305.32	3.03%	$17,010,567.60	2.16%
	February	$484,251,625.26	$10,218,535.46	2.88%	$22,117,799.35	2.80%
	March	$453,770,361.43	$9,666,053.35	2.73%	$23,226,156.20	2.95%
	April	$423,123,269.51	$9,086,239.63	2.56%	$23,819,805.50	3.02%
	May	$386,632,362.02	$8,362,543.97	2.36%	$30,234,714.10	3.83%
	June	$349,376,160.89	$7,595,468.37	2.14%	$31,585,482.35	4.01%
	July	$310,514,071.29	$6,810,265.15	1.92%	$33,790,972.32	4.28%
	August	$264,007,491.68	$5,848,604.55	1.65%	$42,203,700.25	5.35%
	September	$219,996,916.50	$4,914,710.15	1.39%	$40,410,157.90	5.12%
	October	$163,694,447.18	$3,697,048.51	1.04%	$53,700,353.55	6.81%
	November	$95,258,866.42	$2,206,214.85	0.62%	$67,044,123.80	8.50%
	December	$43,868,743.36	$1,063,829.51	0.30%	$50,800,547.70	6.44%
2016-	January	$28,937,963.66	$703,844.52	0.20%	$14,445,315.35	1.83%
	February	$12,104,208.72	$295,243.53	0.08%	$16,682,514.47	2.12%
	March	$399,024.27	$9,618.75	0.00%	$11,755,836.50	1.49%
	April	$217,052.15	$5,622.80	0.00%	$178,464.10	0.02%
	May	$186,176.96	$4,796.65	0.00%	$27,288.00	0.00%
	June	$182,433.61	$4,796.65	0.00%	$0.00	0.00%
	July	$178,668.64	$4,796.65	0.00%	$0.00	0.00%
	August	$149,578.63	$4,142.89	0.00%	$25,957.00	0.00%
	September	$133,765.38	$3,643.91	0.00%	$13,031.85	0.00%
	October	$91,671.69	$2,697.65	0.00%	$40,177.00	0.01%
	November	$10,617.49	$221.99	0.00%	$81,386.00	0.01%
	December	$0.00	$0.00	0.00%	$10,675.00	0.00%
Total			$354,461,272.56	100.00%	$788,630,650.82	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$1,143,091,923.38

Ford Credit Auto Lease Trust 2013-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
April 2013	CUV	8	10.26%	$5,444	12.97%	28.96%
	Car	20	22.73%	$2,124	7.37%	14.77%
	SUV	9	16.67%	$3,317	10.62%	23.41%
	Total/Average	37	14.62%	$3,132	9.71%	20.49%
May 2013	CUV	11	12.36%	$5,032	11.47%	25.17%
	Car	50	42.74%	$1,074	3.22%	6.83%
	SUV	13	28.26%	$3,349	10.12%	22.86%
	Truck	4	10.81%	$3,791	9.54%	21.38%
	Total/Average	78	26.99%	$2,150	6.13%	13.24%
June 2013	CUV	18	24.66%	$4,720	11.34%	25.61%
	Car	40	34.78%	$541	1.67%	3.41%
	SUV	16	34.78%	$3,871	10.53%	23.50%
	Truck	8	20.00%	$5,188	13.73%	28.65%
	Total/Average	82	29.93%	$2,561	7.16%	15.29%